OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3: OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2013	2012
	$	$

Prepaid expenses	1,433	138
Government institutions	1,887	106
Others	45	67

	3,365	311